Equity and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity and Stock-Based Compensation

NOTE 11—EQUITY AND STOCK-BASED COMPENSATION

Successor

Capital Stock—In connection with the Merger, Acquisition LLC formed Holdings on October 26, 2012 to facilitate in carrying out the Transactions.

Capital stock was as follows:

	As of December 31, 2012 and September 30, 2013
	Authorized	Issued	Outstanding
Common stock, $0.01 par value	100	100	100

Dividends—The terms of the indentures governing the notes permit the Company, subject to certain conditions, to distribute all or a portion of the net proceeds from the 2GIG Sale to our stockholders. On May 14, 2013, the Company distributed a dividend of $60,000,000 of such proceeds to stockholders.

Stock-Based Compensation

313 Incentive Units

During the nine months ended September 30, 2013, 313 Acquisition LLC authorized a total of 74,062,836 profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 Acquisition LLC (“Incentive Units”). As of September 30, 2013, a total of 69,659,562 Incentive Units had been awarded to members of senior management and a board member, of which 46,484,562 were issued to the Company’s Chief Executive Officer and President in conjunction with the Transactions. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates. The Company anticipates making comparable equity incentive grants at 313 Acquisition LLC to other members of senior management and adopting other equity and cash-based incentive programs for other members of management from time to time. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach based on inputs and assumptions provided by management and from comparable industry data.

Wireless Stock Appreciation Rights

On May 29, 2013, the Company’s subsidiary, Vivint Wireless, awarded Stock Appreciation Rights (“SARs”) to various key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 70,000 SARs have been granted as of September 30, 2013. The Company anticipates making comparable grants from time to time.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term of six and one half years; and risk-free rate of 1.51%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards.

Vivint Stock Appreciation Rights

On July 12, 2013, the Company’s subsidiary, Vivint, awarded SARs to various levels of key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates. In connection with this plan, 8,300,000 SARs have been granted as of September 30, 2013. In addition, 36,065,000 have been reserved for future issuance in accordance with a long-term incentive plan established by the Company. Vivint expects to continue regular quarterly grants to new employees who meet the award criteria.

The fair value of the Vivint awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 60%, expected dividends of 0%; expected exercise term of 6.04 years; and risk-free rate of 1.72%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint awards.

Stock-based compensation expense in connection with stock awards is presented by entity as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Vivint	$643	$112	$1,317	$379
2GIG	—	37	—	111

Total stock-based compensation	$643	$149	$1,317	$490

In connection with the Transactions, all unvested options in APX were immediately vested and were exercised on November 16, 2012.

NOTE 13—EQUITY AND STOCK-BASED COMPENSATION

Successor

Capital Stock—In connection with the Merger, Acquisition LLC formed Holdings on October 26, 2012 to facilitate in carrying out the Transactions.

Capital stock is as follows:

	As of December 31, 2012
	Authorized	Issued	Outstanding
Common stock	100	100	100

In connection with the Transactions, 313 Acquisition LLC awarded profits interests representing the right to share a portion of the value appreciation on the initial capital contributions to 313 Acquisition LLC (“Incentive Units”). The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates. Upon completion of the Transactions, the Company’s Chief Executive Officer and President were issued a total of 46,484,562 Incentive Units. Total stock-based compensation associated with these issuances was not material in the Successor Period. The Company anticipates making comparable equity incentive grants at 313 Acquisition LLC to other members of senior management and adopting other equity and cash-based incentive programs for other members of management from time to time.

Predecessor

Capital Stock—On December 19, 2011, the APX Group, Inc. amended and restated its articles of incorporation increasing the authorized number of existing shares from the amount previously reported and authorizing a new class of Series D preferred stock.

Capital stock was as follows:

	As of December 31, 2011
	Authorized	Issued	Outstanding
Series A preferred stock	25,563	25,000	25,000
Series C preferred stock	10,225	—	—
Series D preferred stock	50,000	45,259	45,259
Series A common stock	25,563	25,000	25,000
Series B common stock	25,563	25,000	25,000
Series D common stock	1,550	—	—

All issued and outstanding shares of each series and class of stock of the Company, immediately prior to the completion of the Merger, were purchased in connection with the Merger. The Company had previously authorized and issued 25,000 shares of Series B preferred stock. All outstanding shares of Series B preferred stock were redeemed in 2008 and, under the Company’s articles of incorporation, may not be reissued.

Voting Rights—Holders of Series A and Series B common stock were entitled to one vote per share on any matters that were entitled to a vote. Holders of preferred stock and Series C common stock did not have voting rights.

Dividends—Series D preferred stock was entitled to cumulative annual dividends of 10% to be paid when and if declared by the board of directors or upon redemption or liquidation. During the Predecessor Period ended November 16, 2012, the Company paid $80,000 in dividends. During the year ended December 31, 2011, the Company did not pay any dividends. During the year ended December 31, 2010, the Company declared and paid $1,000,000 in dividends.

Redemption of Stock—All shares of preferred stock were subject to redemption by the Company at a price of $1,000 per share at any time. Series D preferred stock could be redeemed on or after December 19, 2016 upon the vote of 20% of the outstanding Series D preferred shares. In addition to a redemption price of $1,000, Series D shareholders were entitled to all accrued and unpaid dividends and a multiplier. The multiplier (“Multiplier”) initially was 1.2 of the aggregate of the redemption price and dividends and then would increase by 0.2 annually until all shares of Series D stock were redeemed. No shares of preferred or common stock could be redeemed by the Company until all shares of Series D preferred stock were redeemed.

Liquidation Rights—Upon liquidation, the holders of Series D preferred stock were paid first, prior to any other series or class of capital stock of the Company, at an amount equal to $1,000 per share, plus all accrued and unpaid dividends and the Multiplier. Following the preferential payments to the Series D preferred stockholders, the holders of Series B common stock were paid at an amount equal to $900 per share of Series B common stock, less the amount of all dividends per share paid on the Series B common stock prior to the liquidation preference. After the preferential payments to the Series B common stock, the holders of Series A preferred and common stock were paid at an amount equal to $1,000 per share of Series A preferred stock and $900 per share of Series A common stock, less the amount of all dividends per share paid on the Series A common stock prior to the liquidation preference. If assets were insufficient to permit payment in full to the Series A stockholders, the remaining assets would be distributed first to Series A preferred stockholders and then to the Series A common stockholders. If assets remained after distribution to Series A and Series B stockholders, they would be distributed among the common stockholders ratably in proportion to the number of shares held.

Preferred Stock and Outstanding Warrants—On December 20, 2011, the Company issued 45,259 shares of Series D preferred shares with detachable warrants for $45,259,000, or $1,000 per share, less issuance costs of $191,000. The warrants issued in this transaction allowed the holder to purchase 2.25% of each class and series of shares of capital stock of the Company issued and outstanding as of the time the warrant was exercised. The initial warrant price was $0.01 per share and the warrants expire on December 20, 2021. As of December 31, 2011, a total of 1,719 shares of all classes and series of stock were reserved for the potential exercise of warrants. Upon issuance of the warrants, the Company recorded a warrant liability at its initial fair value of $1,788,000 (See Note 11), which represented the portion of the fair value of the warrants related to redeemable preferred stock. Warrants that are classified as a liability are revalued at each reporting date until the warrants are exercised or expire, with changes in the fair value reported in the Company’s consolidated statements of operations as gain or loss on the fair value of warrants. The warrant liabilities are included in other long-term obligations in the consolidated balance sheets as of December 31, 2011.

The net proceeds from this transaction were recorded as follows (in thousands):

Series D preferred stock	$1
Additional paid-in capital	43,279
Warrant liability	1,788

Series D preferred stock	$45,068

On January 12, 2012, the Company issued an additional 4,741 shares of Series D preferred shares with detachable warrants for $4,741,000, or $1,000 per share. In connection with the Merger, all outstanding warrants were exercised and the associated warrant liability was relieved.

Stock-Based Compensation—The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes valuation model for stock options and for purchase rights under the Company’s Stock Option Plan (the “Plan”).

Stock-based compensation expense in connection with stock options for the Successor Period, Predecessor Period and the years ended December 31, 2011 and 2010 is presented by entity as follows (in thousands):

	Successor	Predecessor
	Period from November 17 through December 31, 2012	Period from January 1 through November 16, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
APX	$—	$1,780	$498	$551
2GIG	—	436	261	—
Solar	—	155	21	—

Total stock-based compensation	$—	$2,371	$780	$551

The Plan permitted the grant of stock options to employees for up to 1,550 shares of the Company’s Series C common stock. In connection with the Merger, the Plan was terminated subsequent to the exercise of all outstanding options. A summary of option activity under the Plan and changes during the Predecessor Period ended November 16, 2012 is presented below:

	Shares Subject to Outstanding Options	Weighted Average Exercise Price per Share
Outstanding, January 1, 2012	1,386	$3,136
Granted	470	4,664
Forfeited	(343)	4,026
Exercised	(1,513)	3,409

Outstanding, November 16, 2012	—	—

Unvested shares expected to vest after November 16, 2012	—	—

Due to the sale of the company provision in the Plan, all unvested options immediately vested and were exercised on November 16, 2012. The weighted average grant date fair value of the options granted during the year ended December 31, 2010 was $2,483, per option. There were no options granted during the year ended December 31, 2011. The fair value of each option award granted in fiscal 2010 was estimated on the date of grant using the Black-Scholes option valuation model with the following assumptions: expected volatility of 30%; expected dividends of 0%; expected term (in years) of 7 years; and risk-free rate of 3.12%.